Investment Strategy - ProShares UltraShort Anthropic	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Anthropic, PBC (“Anthropic”) develops artificial intelligence (“AI”) models, including its Claude family of models, and provides related AI platforms and applications to individuals, developers, and organizations. Anthropic offers its products directly and through third-party cloud providers. This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Anthropic. The Fund, ProShares Trust and ProShare Advisors are not affiliated with Anthropic. Anthropic is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Anthropic, PBC is subject to the informational requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission by Anthropic, pursuant to the Exchange Act, can be located by reference to the Securities and Exchange Commission file number 333-299633 through the Securities and Exchange Commission’s website at www.sec.gov. This information includes reports, proxy and information statements and other information regarding Anthropic and Anthropic, PBC. In addition, information regarding Anthropic, PBC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund has derived all disclosures contained in this prospectus regarding Anthropic, PBC from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Anthropic, PBC is accurate or complete. Anthropic has not yet commenced its initial public offering. Consequently, public information about the company’s operating history is limited. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Anthropic have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Anthropic, PBC could affect the value of the Fund’s investments with respect to Anthropic and therefore the value of the Fund.The Fund will invest principally in the financial instruments listed below.●Anthropic — The Fund may invest in Anthropic.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements) in order to gain inverse leveraged exposure to Anthropic. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in Anthropic.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.○Money Market ETF — An exchange-traded money market fund managed by ProShare Advisors that holds U.S. Treasury bills, notes, or bonds.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund generally seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to Anthropic is consistent with the Daily Target. Anthropic’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if Anthropic has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be decreased. Conversely, if Anthropic has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be increased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.